Derivative financial liability - current (Details 1) - GBP (£)		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Warrants [member]
IfrsStatementLineItems [Line Items]
ADS Warrants Number		375
Original price per ads	[1]	£ 10,000
New price per ADS		£ 320
Equivalent Ordinary Shares Number		150,000
Warrant One [Member]
IfrsStatementLineItems [Line Items]
ADS Warrants Number		406
Original price per ads		£ 3,280 [1]	£ 125.00
New price per ADS		£ 320
Equivalent Ordinary Shares Number		162,400
Adr warrants number			30,000
New price per adr			£ 4.00
Equivalent ordinary shares			150,000
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Original price per ads			£ 41.00
Adr warrants number			32,550
New price per adr			£ 4.00
Equivalent ordinary shares			162,750

[1]	Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 2 March 2020 and 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022 and 5 July 2023.